                            SUPPLEMENT TO PROSPECTUS
          FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                              DATED APRIL 30, 2001


                      GUARANTEED RETIREMENT INCOME PROGRAM

         Contracts issued after June 29, 2001 may no longer elect the GRIP Rider (the Guaranteed Retirement Income Program described in the prospectus). However, effective July 2, 2001, New Contracts will be issued with an optional Guaranteed Retirement Income Program II ("GRIP II") if the contract owner elects the GRIP II rider and if the rider is available for sale in the state where the contract is sold. (The GRIP II rider is not available for contracts issued pursuant to exchange offers described in Appendices H, I, J and K to this prospectus.) If the contract is issued with GRIP II in the state of Washington, the fixed accounts including the DCA Fixed Investment account will not be offered as investment options. Election of the GRIP II Rider is irrevocable, and the GRIP II Rider may only be terminated as described below.

         The GRIP II Rider guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates set forth in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed interest rate or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by the GRIP II rider. If the GRIP II Rider is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by the GRIP II rider, we will pay the monthly annuity payments available under the contract. For the GRIP II rider, we impose an annual GRIP II rider fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

         INCOME BASE

         The Income Base upon which the amount of GRIP II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

         Growth Factor Income Base. The Growth Factor Income Base is equal to
(a) less (b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

         The growth factor is 6% per annum for annuitant issue ages up to age 75, and 4% per annum for annuitant issue ages 76 or older. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

         Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of the GRIP II rider and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

                  In determining the Income Base:

- An Income Base reduction is on a pro rata basis and is equal to the Income Base immediately prior to a partial withdrawal multiplied by the percentage reduction in contract value resulting from a partial withdrawal.

- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the GRIP II Rider.

- We reserve the right to reduce the Income Base by any premium taxes that may apply.

         THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP II MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

                  EXERCISE OF THE GRIP II RIDER

         Conditions of Exercise. The GRIP II Rider may be exercised subject to the following conditions:

              1. The GRIP II Rider may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

              2. The GRIP II Rider must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

                  Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

         OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN
- An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

         The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

         The availability of the GRIP II Rider is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if the GRIP II Rider is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under the rider.

         Hence, you should consider that since (a) the GRIP II Rider may not be exercised until the 10th contract anniversary after its election and (b) the election of the GRIP II Rider is irrevocable, there can be circumstances under a qualified plan in which you will be charged an annual rider fee for the GRIP II Rider (discussed further below), notwithstanding that neither you nor your beneficiary may be able to exercise the GRIP II Rider because of the restrictions imposed by the minimum distribution requirements. In light of the foregoing, if you plan to exercise the GRIP II Rider after your required beginning date under a qualified plan, you should consider whether the GRIP II Rider is appropriate for your circumstances. Please consult your advisor.

         In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the recipient, or the joint life expectancy of the joint recipients, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of the GRIP II Rider, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

         Illustrated below are the Growth Factor Income Base GRIP II amounts per $100,000 of initial payments made into a non-qualified contract, for a male annuitant and a female co-annuitant both age 60 (at issue), on contract anniversaries as indicated below, assuming no subsequent payments or withdrawals and a 6% annual growth rate equal to the growth factor used in calculating the Growth Factor Income Base. We will, upon request, provide illustrations of the GRIP II for an annuitant based on other assumptions.

                          GRIP II-                          GRIP II-
                      Annual Income                       Annual Income
Contract               Life Annuity with           Joint & Survivor Life Annuity
Anniversary             10 Year Period                  with 20 Year Period
at Election               Certain                          Certain
           10              $ 12,013                        $9,284
           15              $ 18,406                       $13,574
           20              $ 27,979                       $19,358

         TERMINATION OF THE GRIP II RIDER

               GRIP II will terminate upon the earliest to occur of:
(a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

(b)      the full withdrawal of contract value for any reason; or

(c)      the exercise of GRIP II.

         THE ADDITION OF GRIP II TO A CONTRACT MAY NOT ALWAYS BE IN THE INTEREST OF A CONTRACT OWNER SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

         THE GRIP II RIDER FEE

         The risk assumed by us associated with the GRIP II Rider is that annuity benefits payable under the GRIP II Rider are greater than annuity benefits that would have been payable if the contract owner had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II rider fee (the "Rider Fee"). On or before the maturity date, the Rider Fee is deducted on each contract anniversary. The amount of the Rider Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The Rider Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the Rider Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Rider Fee will be multiplied by the Income Base immediately prior to withdrawal. The Rider Fee will not be deducted during the annuity period. For purposes of determining the Rider Fee, the commencement of annuity payments will be treated as a full withdrawal.

         THE GRIP II RIDER DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, THE GRIP II RIDER SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP II BENEFIT.


                         GUARANTEED EARNINGS MULTIPLIER

         Effective July 2, 2001, New Contracts may be issued with a Guaranteed Earnings Multiplier Rider ("GEM") if the contract owner elects the GEM Rider and if the GEM Rider is available for sale in the state where the contract is sold. (The GEM rider is not available for contracts issued pursuant to the exchange offers described in Appendices H, I, J and K to this prospectus.) With this benefit, on the death of the contract owner prior to the maturity date, we will pay the death benefit otherwise payable under the contract plus the benefit payable under the GEM Rider. Election of the GEM Rider is irrevocable, and it may only be terminated as described below. We impose an annual fee for the GEM Rider of 0.20%.

         Subject to the maximum amount described below, the GEM Rider provides a payment equal to 40% of the appreciation in the contract value (as defined below) upon the death of the contract owner for contract owner issue ages up to and including age 69 and 25% for contract owner issue ages 70 and older. The appreciation in the contract value is defined as the contract value less the sum of all purchase payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any unpaid loans under a contract in the case of qualified contracts.

         For contract owner issue ages up to and including age 69, the maximum amount of the GEM benefit is equal to 40% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals. For contract owner issue ages 70 and older, the maximum amount of the GEM benefit is equal to 25% of the sum of all purchase payments, less any amounts deducted in connection with partial withdrawals.

         The amount deducted in connection with partial withdrawals will be equal to (i) times (ii) where:

(i)      is equal to the GEM benefit prior to the withdrawal and

(ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

          If the beneficiary under the contract is the contract owner's surviving spouse, the contract and the GEM Rider will continue with the surviving spouse as the new contract owner. In this case, upon the death of the surviving spouse prior to the maturity date, a second GEM benefit will be paid and the entire interest in the contract must be distributed to the new beneficiary. For purposes of calculating the GEM benefit payable on the death of the surviving spouse, the GEM benefit will be equal to zero on the date of the first contract owner's death and the GEM benefit payable upon the first contract owner's death will be treated as a purchase payment. In addition, all purchase payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first contract owner's death, will not be considered in determining the GEM benefit.

TERMINATION OF  THE GEM RIDER

          The GEM Rider will terminate upon the earliest to occur of (a) the date the contract terminates, (b) the maturity date; or (c) the date on which the GEM benefit is paid. However, as noted in the paragraph above, if the deceased owner's spouse is the beneficiary, the spouse may elect to continue the contract (including the GEM Rider) as the new owner.

         THE ADDITION OF THE GEM RIDER TO A CONTRACT MAY NOT ALWAYS BE IN THE INTEREST OF A CONTRACT OWNER SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

GEM RIDER FEE

          The annual fee for the GEM Rider is 0.20%. The GEM Rider fee is illustrated in the table under "Separate Account Annual Expenses," below.

QUALIFIED RETIREMENT PLANS

         Contract owners who intend to use their Contract in connection with qualified retirement plans, including IRAs, should consider the effects that the death benefit provided under the contract (with or without the GEM Rider) may have on their plans (see APPENDIX G to the prospectus). Please consult your tax advisor.


                        SEPARATE ACCOUNT ANNUAL EXPENSES
                   (as a percentage of average account value)

Mortality and expense risks fee......................                 1.25%
Administration fee - asset based.....................                 0.15%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES...............                 1.40%
GEM Rider Fee........................................                 0.20%(1)
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITH
    GEM RIDER FEE....................................                 1.60%
GRIP II RIDER FEE....................................                0.45%(2)
   (as a percentage of the Income Base)

(1) The GEM Rider is not available for contracts issued prior to July 2, 2001.

(2) If GRIP II is elected, this fee is deducted on each contract anniversary. The GRIP II Rider is not available for contracts issued prior to July 2, 2001.

                                     EXAMPLE

         The Example of Expenses below is shown with the GEM Rider Fee and the GRIP II Rider Fee reflected.

         You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you surrendered the contract at the end of the applicable time period:


TRUST PORTFOLIO                                  1 YEAR          3 YEAR          5 YEAR         10 YEAR
Internet Technologies                              90             153             219             381
Pacific Rim Emerging Markets                       87             146             208             358
Telecommunications                                 89             152             217             376
Science & Technology                               88             149             213             368
International Small Cap                            92             160             231             405
Health Sciences                                    89             152             217             376
Aggressive Growth                                  88             147             210             361
Emerging Small Company                             88             148             211             364
Small Company Blend                                89             151             215             373
Dynamic Growth                                     88             147             210             361
Mid Cap Growth                                     90             153             219             381
Mid Cap Opportunities                              89             152             217             376
Mid Cap Stock                                      87             145             206             355
All Cap Growth                                     87             145             206             355
Financial Services                                 87             146             208             359
Overseas                                           88             150             213             369
International Stock                                89             152             217             376
International Value                                89             150             215             372
Capital Appreciation                               91             157             225             392
Strategic Opportunities (A)                        86             143             201             345
Quantitative Mid Cap                               86             142             200             342
Global Equity                                      87             146             207             357
Strategic Growth                                   87             146             207             357
Growth                                             86             143             201             345
Large Cap Growth                                   86             144             203             349
All Cap Value                                      88             148             211             363
Capital Opportunities                              88             147             209             360
Quantitative Equity                                85             138             194             331
Blue Chip Growth                                   86             143             202             346
Utilities                                          89             150             214             371
Real Estate Securities                             86             141             199             341
Small Company Value                                89             152             218             377
Mid Cap Value                                      88             148             211             365
Value                                              86             141             199             341
Tactical Allocation                                90             155             222             386
Fundamental Value                                  88             148             210             362
Growth & Income                                    85             139             196             334
U.S. Large Cap Value                               86             143             203             348
Equity-Income                                      86             143             202             346
Income & Value                                     86             141             199             341
Balanced                                           85             139             195             332
High Yield                                         85             141             198             339
Strategic Bond                                     86             142             200             342
Global Bond                                        87             145             206             355
Total Return                                       85             141             198             339
Investment Quality Bond                            84             138             193             329
Diversified Bond                                   85             140             197             336
U.S. Government Securities                         84             137             192             328
Money Market                                       83             132             183             310

TRUST PORTFOLIO                                  1 YEAR          3 YEAR          5 YEAR         10 YEAR
Small Cap Index                                    83             134             186             316
International Index                                83             134             186             316
Mid Cap Index                                      83             134             186             316
Total Stock Market Index                           83             134             186             316
500 Index                                          83             133             184             311
Lifestyle Aggressive 1000                          88             149             212             366
Lifestyle Growth 820                               87             146             208             358
Lifestyle Balanced 640                             86             144             204             349
Lifestyle Moderate 460                             86             142             201             344
Lifestyle Conservative 280                         86             141             199             341
Merrill Lynch Small Cap Value Focus                87             144             204             351
Merrill Lynch Basic Value Focus                    85             140             196             335
Merrill Lynch Developing Capital Markets           91             157             225             392

(A) Formerly, the Mid Cap Blend Trust

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:

TRUST PORTFOLIO                                   1 YEAR          3 YEAR          5 YEAR         10 YEAR
Internet Technologies                               34             106             180             381
Pacific Rim Emerging Markets                        32              98             168             358
Telecommunications                                  34             104             178             376
Science & Technology                                33             101             173             368
International Small Cap                             37             113             192             405
Health Sciences                                     34             104             178             376
Aggressive Growth                                   32              99             170             361
Emerging Small Company                              33             100             171             364
Small Company Blend                                 33             103             176             373
Dynamic Growth                                      32              99             170             361
Mid Cap Growth                                      34             106             180             381
Mid Cap Opportunities                               34             104             178             376
Mid Cap Stock                                       32              97             166             355
All Cap Growth                                      32              97             166             355
Financial Services                                  32              98             168             359
Overseas                                            33             102             174             369
International Stock                                 34             104             178             376
International Value                                 33             103             175             372
Capital Appreciation                                36             109             186             392
Strategic Opportunities (A)                         31              94             161             345
Quantitative Mid Cap                                30              93             160             342
Global Equity                                       32              98             167             357
Strategic Growth                                    32              98             167             357
Growth                                              31              94             161             345
Large Cap Growth                                    31              95             163             349
All Cap Value                                       32             100             171             363
Capital Opportunities                               32              99             169             360
Quantitative Equity                                 29              90             154             331
Blue Chip Growth                                    31              95             162             346
Utilities                                           33             102             175             371
Real Estate Securities                              30              93             159             341
Small Company Value                                 34             104             178             377
Mid Cap Value                                       33             101             172             365
Value                                               30              93             159             341
Tactical Allocation                                 35             107             182             386
Fundamental Value                                   32             100             170             362
Growth & Income                                     29              91             156             334
U.S. Large Cap Value                                31              95             163             348

TRUST PORTFOLIO                                   1 YEAR          3 YEAR          5 YEAR         10 YEAR
Equity-Income                                       31              95             162             346
Income & Value                                      30              93             159             341
Balanced                                            29              90             155             332
High Yield                                          30              92             158             339
Strategic Bond                                      30              93             160             342
Global Bond                                         32              97             166             355
Total Return                                        30              92             158             339
Investment Quality Bond                             29              89             153             329
Diversified Bond                                    30              92             157             336
U.S. Government Securities                          29              89             152             328
Money Market                                        27              83             143             310
Small Cap Index                                     28              85             146             316
International Index                                 28              85             146             316
Mid Cap Index                                       28              85             146             316
Total Stock Market Index                            28              85             146             316
500 Index                                           27              84             144             311
Lifestyle Aggressive 1000                           33             101             172             366
Lifestyle Growth 820                                32              98             168             358
Lifestyle Balanced 640                              31              96             164             349
Lifestyle Moderate 460                              30              94             161             344
Lifestyle Conservative 280                          30              93             159             341
Merrill Lynch Small Cap Value Focus                 31              96             164             351
Merrill Lynch Basic Value Focus(B)                  30              91             156             335
Merrill Lynch Developing Capital Markets            36             109             186             392

(A)Formerly, the Mid Cap Blend Trust


                 THE DATE OF THIS SUPPLEMENT IS APRIL 30, 2001.

Venture.Supp.April 30, 2001